Capital disclosures and analysis of changes in net debt (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio
We aim to manage the net debt ratio within a 20-30% band and maintain a significant liquidity buffer. At 31 December 2017, the net debt ratio was 27.4% (2016 26.8%).

		$ million
At 31 December	2017	2016
Gross debt	63,230	58,300
Less: fair value asset (liability) of hedges related to finance debt[a]	(175)	(697)
	63,405	58,997
Less: cash and cash equivalents	25,586	23,484
Net debt	37,819	35,513
Equity	100,404	96,843
Net debt ratio	27.4%	26.8%

[a]
Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $634 million (2016 liability of $1,962 million, 2015 liability of $1,617 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments. The movement in the year is attributable to a net cash outflow of $242 million (2016 net cash outflow $299 million) and fair value gains of $1,086 million (2016 fair value losses of $644 million).

Disclosure of changes in net debt
An analysis of changes in net debt is provided below. Amendments have been made to the presentation of this analysis to eliminate movements related to non-hedge accounted derivatives.

								$ million
				2017				2016
Movement in net debt	Finance debt	Hedge- accounted derivatives	Cash and cash equivalents	Net debt	Finance debt	Hedge- accounted derivatives	Cash and cash equivalents	Net debt
At 1 January	(58,300)	(697)	23,484	(35,513)	(53,168)	(379)	26,389	(27,158)
Exchange adjustments	(1,324)	—	544	(780)	380	—	(820)	(440)
Net financing cash flow	(2,236)	(284)	1,558	(962)	(6,363)	256	(2,085)	(8,192)
Fair value gains (losses)	(1,314)	1,282	—	(32)	805	(896)	—	(91)
Other movements	(56)	(476)	—	(532)	46	322	—	368
At 31 December	(63,230)	(175)	25,586	(37,819)	(58,300)	(697)	23,484	(35,513)